Income Taxes - Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Taxes at Irish statutory rate of 12.5% (2023:12.5%; 2022:12.5%)	$ 108,648	$ 78,058	$ 70,980
Rate differential from amortization of intangible assets	(48,240)	(71,223)	(59,330)
Global Minimum Tax	16,719	0	0
Foreign and other income taxed at higher rates	49,703	35,778	52,464
Research & development tax incentives	(3,041)	(3,868)	(2,608)
Movement in valuation allowance	(5,279)	(1,068)	(777)
Effects of change in tax rates	25,691	3,154	(300)
(Decrease)/ increase in unrecognized tax benefits	(59,456)	(54,347)	8,392
Investor tax expense on foreign subsidiary earnings	(7,995)	39,165	0
Impact of stock compensation	(9,385)	(11,487)	(8,756)
Other and non-deductible expenses	10,345	(2,413)	(654)
Income tax expense	$ 77,710	$ 11,749	$ 59,411